Contributed Surplus - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Contribution Surplus [Line Items]
Stock option accretion	$ 916	$ 849
Increase decrease through share based payment transactions	3,261
Share premium [member]
Disclosure of Contribution Surplus [Line Items]
Stock option accretion	916	$ 849
Increase decrease through share based payment transactions	$ 3,261